UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [X]; Amendment Number:      1
                                                ---------
  This Amendment (Check only one.):   [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Bank of Tokyo-Mitsubishi UFJ, Ltd.
Address:   7-1, Marunouchi 2-chome
           Chiyoda-ku, Tokyo 100-8388
           Japan

Form 13F File Number:  28-05836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Keiji Yamaguchi
Title:            Senior Manager
Phone:            81-3-3240-6199

Signature, Place, and Date of Signing:


    /s/ Keiji Yamaguchi            Tokyo, Japan                May 6, 2011
-----------------------------  -------------------------  ---------------------
         Signature                  City, State                   Date

BTMU IS THE PARENT COMPANY OF A NUMBER OF OPERATING SUBSIDIARIES, SOME OF WHICH ARE OR MAY BE INSTITUTIONAL INVESTMENT MANAGERS FOR THE PURPOSES OF THE REPORTING REQUIREMENTS UNDER SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 (THE ACT) AND THE RULES PROMULGATED THEREUNDER. BTMU ITSELF DOES NOT DIRECTLY EXERCISE INVESTMENT DISCRETION WITH RESPECT TO ANY SECTION 13(F) SECURITIES POSITIONS EXCEPT THOSE INCLUDED IN THE FORM 13F INFORMATION TABLE BELOW. TO THE EXTENT THAT BTMU'S OWNERSHIP INTEREST IN SUCH OPERATING SUBSIDIARIES IS DEEMED THE EXERCISE OF INVESTMENT DISCRETION REGARDING CERTAIN OF SUCH SUBSIDIARIES' MANAGED ACCOUNTS, THE INFORMATION REQUIRED BY FORM 13F WITH RESPECT TO SUCH ACCOUNTS IS INCLUDED IN THE REPORT SEPARATELY FILED BY EACH OF THE OPERATING SUBSIDIARIES THAT ARE INSTITUTIONAL INVESTMENT MANAGERS SUBJECT TO SECTION 13(F) OF THE ACT.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


       FORM 13F FILE NUMBER             NAME

       28-04665                         UnionBanCal Corporation

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                           -----------

Form 13F Information Table Entry Total:      7
                                           -----------

Form 13F Information Table Value Total:     $774,631
                                           -----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       NO.      FORM 13F FILE NUMBER     NAME

       01       28-13582                 Mitsubishi UFJ Financial Group, Inc.


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                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

ISHARES S&P GSCI        UNIT
COMMODITY I            BEN INT   46428R107      3,120      91,483   SH          DEFINED        01           91,483

                        FTSE
ISHARES TR            XNHUA IDX  464287184     66,790   1,550,000   SH          DEFINED        01        1,550,000

                       S&P 500
ISHARES TR              INDEX    464287200    276,488   2,190,000   SH          DEFINED        01        2,190,000

POWERSHARES QQQ         UNIT
TRUST                   SER 1    73935A104     21,784     400,000   SH          DEFINED        01          400,000

SPDR DOW JONES
INDL AVRG ETF          UT SER 1  78467X109    270,574   2,340,000   SH          DEFINED        01        2,340,000

SPDR GOLD TRUST        GOLD SHS  78463V107     10,125      72,990   SH          DEFINED        01           72,990

SPDR S&P 500
ETF TR                 TR UNIT   78462F103    125,750   1,000,000   SH          DEFINED        01        1,000,000

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